FRED ALGER
& COMPANY,
INCORPORATED

Administrative Office:             Executive Office:
30 Montgomery Street               1 World Trade Center
Jersey City, New Jersey 07302      Suite 9333
(201) 547-3600                     New York, New York 10048
Fax (201) 434-1459                 (212) 806-8800
                                   Fax (212)269-0420
     Member New York Stock Exchange

                         June 21, 2000

VIA EDGAR
Securities and Exchange Commission
450 Fifth St., N.W.
Washington, DC 20549

RE:  THE ALGER FUND (the "Fund")
     FILE NO. 33-4959
     FILE NO. 811-1355

Dear Sir or Madam:

           On behalf of the above-referenced Fund, we hereby transmit for filing pursuant to Rule 497(e) of the Securities Act of 1933, a supplement to the Prospectus for the above referenced Fund. This supplement indicates replacement of one of the Fund's Portfolio Managers.

           If you require additional information, please do not hesitate to call me at (800) 223-3810.

                                   Very truly yours,


                                   /s/ ERIC SANDERS
                                   ----------------
                                   Eric Sanders
                                   Associate Counsel


Enclosure

                                 THE ALGER FUND

    SUPPLEMENT DATED JUNE 21, 2000 TO THE PROSPECTUS DATED FEBRUARY 25, 2000


The paragraph on page 9 of The Alger Fund's Prospectus under the heading "Portfolio Managers" is hereby amended to read as follows:

         David Alger, Seilai Khoo, Ron Tartaro, Bonnie Smithwick and Steven Thumm are the individuals responsible for the day-to-day management of portfolio investments. Mr. Alger, a co-manager of all of the portfolios since their inceptions, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo, a co-manager of the Capital Appreciation Portfolio, has been employed by Alger Management since 1989, as a senior research analyst until 1995 and as a Senior Vice President and portfolio manager since 1995. Mr. Tartaro, a co-manager of the MidCap Growth, Growth and Balanced Portfolios, has been employed by Alger Management since 1990, as a senior research analyst until 1995 and as a Senior Vice President and portfolio manager since 1995. Ms. Smithwick, a co-manager of the Small Capitalization Portfolio, has been employed by the Manager as a portfolio manager since June 2000. Steven Thumm has served as co-manager of the Balanced and Money Market Portfolios since 1995. He has been employed by the Manager as a fixed income analyst since 1991.